ACCRUED LIABILITIES AND OTHER PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
Accrued expenses	$ 3,185,415	$ 4,019,395
Other tax payables	494,446	656,060
Accrued liabilites total	3,679,861	4,675,455
Loan advanced from unrelated third parties	1,685,366	79,442
Payables to purchase of machinery and equipment	96,307	9,753,549
Temporary receipt for staff quarters	48,205
Others	308,321	767,570
Other payables total	2,138,199	10,600,561
Other payables and accrued liabilities	$ 5,818,060	$ 15,276,016